Other assets, income, expenses and non-controlling interest	12 Months Ended
Dec. 31, 2020
Interest in Other Entities [Abstract]
Other assets, income, expenses and non-controlling interest	Other assets, income, expenses and non-controlling interest
Other assets
Consist of the following (in thousands $):

	Dec. 31, 2020	Dec. 31, 2019

Digital gold strategies(1)	11,518	18,913
Fund recoveries and investment receivables	6,043	5,951
Assets attributable to non-controlling interests	3,518	—
Prepaid expenses	2,316	4,355
Other(2)	1,919	2,231
Deferred costs related to the Acquisition(3)	—	1,806
Total other assets	25,314	33,256
(1) Digital gold strategies are financial instruments classified at FVTPL. Gains and losses are included in gain (loss) on investments on the consolidated statements of operations. These investments were reclassified from long-term investments to other assets.
(2) Includes miscellaneous third-party receivables.
(3) Includes legal, proxy and investor relations costs.
Other income
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Investment income (1)	1,502	625
Income attributable to non-controlling interest	759	—
Total other income	2,261	625
(1) Primarily includes miscellaneous investment fund income, syndication and trailer fee income.
Other expenses
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Costs related to energy assets	798	577
Foreign exchange losses	772	1,503
Increase in contingent consideration related to the Acquisition	4,717	—
Other (1)	4,207	3,959
Total other expenses	10,494	6,039
(1) Includes net income attributable to non-controlling interest of $565 thousand and SG&A attributable to non-controlling interest of $194 thousand for the year ended December 31, 2020 (year ended December 31, 2019 - $Nil) as well as non-recurring professional fees and transaction costs.
Non-controlling interest
Non-controlling interest consist of third-party interest in our consolidated co-investments in funds. The following table provide a summary of amounts attributable to this non-controlling interest:

	Dec. 31, 2020	Dec. 31, 2019

Assets	3,518	—
Liabilities - current(1)	(640)	—
Liabilities - long-term(1)	(2,878)	—
(1) Current and long-term Liabilities attributable to non-controlling interest is included in accounts payable and accrued liabilities and other accrued liabilities respectively